BORROWINGS - EXPOSURE TO INTEREST RATE CHANGES (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	R 8,689.7	R 8,971.1	R 3,769.9
Total undrawn facilities	4,123.8	4,523.0	6,746.4
Committed Facilities Undrawn [Member]
Disclosure of detailed information about borrowings [line items]
Total undrawn facilities	3,652.5	4,322.5	6,198.4
Committed Facilities Undrawn [Member] | Within one year
Disclosure of detailed information about borrowings [line items]
Total undrawn facilities	3,188.9		1,536.4
Committed Facilities Undrawn [Member] | later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Total undrawn facilities	463.6	3,422.5
Committed Facilities Undrawn [Member] | later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Total undrawn facilities		900.0	4,662.0
Uncommitted Facilities Undrawn [Member]
Disclosure of detailed information about borrowings [line items]
Total undrawn facilities	471.3	200.5	548.0
JIBAR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	6,015.1	5,849.5	1,961.6
LIBOR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	R 2,674.6	R 3,121.6	R 1,808.3